Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000026775
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Fund for U.S. Government Securities II
Account Value	$ 10,459	$ 10,399	$ 9,981	$ 11,413	$ 11,651	$ 11,074	$ 10,457	$ 10,410	$ 10,213	$ 10,052	$ 10,000
C000026776
Account Value [Line Items]
Line Graph and Table Measure Name	Primary Shares
Account Value	$ 15,504	14,589	12,943	14,671	13,993	13,252	11,570	11,963	11,187	9,743	10,000
C000026777
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 15,113	14,277	12,694	14,412	13,799	13,085	11,465	11,872	11,141	9,728	10,000
C000026779
Account Value [Line Items]
Line Graph and Table Measure Name	Primary Shares
Account Value	$ 24,480	20,914	18,150	25,962	25,326	19,664	14,694	14,151	11,027	10,637	10,000
C000026780
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 23,879	20,462	17,803	25,527	24,962	19,428	14,551	14,049	10,978	10,615	10,000
C000026773
Account Value [Line Items]
Line Graph and Table Measure Name	Primary Shares
Account Value	$ 16,760	14,503	13,345	15,473	13,056	12,936	10,759	11,758	9,955	9,244	10,000
C000199834
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 16,504	14,301	13,201	15,349	12,980	12,889	10,748	11,758	9,955	9,244	10,000
C000026769
Account Value [Line Items]
Line Graph and Table Measure Name	Primary Shares
Account Value	$ 12,502	12,034	11,338	12,498	12,674	11,723	10,711	10,775	10,357	9,976	10,000
C000026770
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,201	11,775	11,124	12,286	12,494	11,583	10,610	10,694	10,308	9,956	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321	10,151	10,000
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 10,885	10,817	10,392	11,853	12,128	11,236	10,518	10,426	10,191	10,086	10,000
FEDERATED INDEX: Blended Index: 67% Bloomberg US Mortgage Backed Securities Index; 33% Bloomberg US Government Bo
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 10,933	10,823	10,334	11,739	11,911	11,321	10,628	10,527	10,279	10,130	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	15,293	13,481	15,178	14,419	13,470	11,783	12,033	11,194	9,557	10,000
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Account Value	$ 15,519	14,425	12,882	14,223	13,552	12,893	11,396	11,693	10,975	9,686	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	15,293	13,481	15,178	14,419	13,470	11,783	12,033	11,194	9,557	10,000
FEDERATED INDEX: Lipper Variable Underlying High Yield Funds Average (LVHYFA)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Variable Underlying High Yield Funds Average
Account Value	$ 15,519	14,425	12,882	14,223	13,552	12,893	11,396	11,693	10,975	9,686	10,000
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Average
Account Value	$ 24,917	21,358	17,709	25,884	23,485	16,950	12,614	13,145	10,448	9,974	10,000
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
FEDERATED INDEX: Morningstar Insurance Mid-Cap Growth Funds Average (MIMCGFA)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Mid-Cap Growth Funds Average
Account Value	$ 24,917	21,358	17,709	25,884	23,485	16,950	12,614	13,145	10,448	9,974	10,000
FEDERATED INDEX: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 15,433	14,497	13,424	15,010	13,814	12,963	11,190	11,550	10,741	9,899	10,000
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Average
Account Value	$ 16,213	14,545	12,933	15,245	13,725	12,744	10,873	11,568	10,222	9,526	10,000
FEDERATED INDEX: 40% Russell 1000 Value; 60% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 15,433	14,497	13,424	15,010	13,814	12,963	11,190	11,550	10,741	9,899	10,000
FEDERATED INDEX: Morningstar US Insurance Tactical Allocation Funds Average (MUITA)
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Insurance Tactical Allocation Funds Average
Account Value	$ 16,213	14,545	12,933	15,245	13,725	12,744	10,873	11,568	10,222	9,526	10,000
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Account Value	$ 12,729	12,238	11,445	12,590	12,721	11,879	10,846	10,845	10,461	10,090	10,000
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Account Value	$ 12,729	$ 12,238	$ 11,445	$ 12,590	$ 12,721	$ 11,879	$ 10,846	$ 10,845	$ 10,461	$ 10,090	$ 10,000